INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES
Raw materials	$ 15,349	$ 112,462
Work-in-process	20,649	19,483
Finished goods	113,941	41,326
Total	149,939	173,271
Inventory write-down	$ 81,398	$ 4,519	$ 0